PREPAIDS AND OTHER (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory advances	$ 639	$ 21,382
Insurance and licenses	3,009	4,735
Other	4,178	2,624
Prepaids and other	$ 7,826	$ 28,741